UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-3916

Name of Registrant: Vanguard Specialized Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: October 31, 2009

Item 1: Schedule of Investments

Vanguard Precious Metals and Mining Fund

Schedule of Investments
As of October 31, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)
Australia (16.2%)
	BHP Billiton Ltd.	5,000,000	163,983
	Sims Metal Management Ltd.	8,350,000	147,212
*,1 Iluka Resources Ltd.		41,783,827	129,448
1	Panoramic Resources Ltd.	19,700,000	40,450
*,1 St Barbara Ltd.		134,665,600	36,442
*,1 Resolute Mining Ltd.		30,000,000	19,113
*	Aquila Resources Ltd.	2,425,000	15,673
*	MIL Resources Ltd.	1,678,671	53
			552,374
Canada (16.1%)
*,1 Centerra Gold Inc.		16,000,000	122,730
1	Sherritt International Corp.	15,275,000	97,970
	First Quantum Minerals Ltd.	1,400,000	95,770
	Franco-Nevada Corp.	3,400,000	84,525
1	Harry Winston Diamond Corp.	8,850,000	72,547
*	Eldorado Gold Corp.	3,800,000	42,353
*,1 Nevsun Resources Ltd.		9,000,000	23,954
	Barrick Gold Corp.	100,000	3,601
*	Minefinders Corp. (New York Shares)	300,000	2,838
*	Claude Resources Inc.	2,650,000	1,908
*	Minefinders Corp.	100,100	946
			549,142
France (13.0%)
	Eramet	716,626	223,161
1	Imerys SA	4,056,000	222,319
			445,480
Germany (2.3%)
	K&S AG	1,450,000	79,151

Indonesia (0.3%)
*	International Nickel Indonesia Tbk PT	22,500,000	9,324

Papa New Guinea (0.0%)
*	Bougainville Copper Ltd.	2,000,000	1,036

Peru (0.7%)
	Cia de Minas Buenaventura SA ADR	700,000	23,499

Singapore (3.6%)
	Noble Group Ltd.	67,337,052	123,062

South Africa (11.2%)
	Impala Platinum Holdings Ltd. ADR	9,350,000	205,700
*	Anglo Platinum Ltd. ADR	1,450,000	125,135
	Northam Platinum Ltd.	11,200,000	52,340
			383,175

United Kingdom (25.8%)
1	Johnson Matthey PLC		11,450,000	263,686
*,1 Lonmin PLC			10,391,666	248,594
*,1 Petropavlovsk PLC			11,750,000	201,777
1	Hochschild Mining PLC		30,781,457	138,303
	Vedanta Resources PLC		500,000	17,108
*	Gem Diamonds Ltd.		1,800,000	6,785
*	Kenmare Resources PLC		5,138,062	2,086
*	Mwana Africa PLC		3,180,219	678
*	Gemfields PLC		3,333,333	376
*	Zambezi Resources Ltd.		4,895,833	100
				879,493
United States (10.0%)
	Newmont Mining Corp.		2,300,000	99,958
	Schnitzer Steel Industries Inc.		1,850,000	79,994
1	AMCOL International Corp.		3,030,000	78,901
1	Minerals Technologies Inc.		1,273,996	62,757
	Peabody Energy Corp.		500,000	19,795
				341,405
Total Common Stocks (Cost $3,417,540)				3,387,141
Precious Metals (0.1%)
*	Platinum Bullion (In Troy Ounces)		2,009	2,647

Total Precious Metals (Cost $1,213)				2,647
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
2	Vanguard Market Liquidity Fund (Cost
	$28,574)	0.225%	28,574,234	28,574

Total Investments (100.1%) (Cost $3,447,327)				3,418,362
Other Assets and Liabilities-Net (-0.1%)				(4,164)
Net Assets (100%)				3,414,198

* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate

Precious Metals and Mining Fund

its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At October 31, 2009, the cost of investment securities for tax purposes was $3,490,913,000. Net unrealized depreciation of investment securities for tax purposes was $72,551,000, consisting of unrealized gains of $560,416,000 on securities that had risen in value since their purchase and $632,967,000 in unrealized losses on securities that had fallen in value since their purchase.

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Jan. 31, 2009		from		Oct. 31, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	At Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
AMCOL International Corp.	44,919	—	847	1,638	78,901
Centerra Gold Inc.	61,150	10,146	—	—	122,730
Claude Resources Inc.	2,524	—	1,379	—	NA1
Franco-Nevada Corp.	171,223	—	105,537	468	NA1
Harry Winston Diamond Corp.	33,289[2]	3,934	—	—	72,547
Hochschild Mining PLC	NA3	99,723	—	807	138,303
Iluka Resources Ltd.	98,933	9,993	—	—	129,448
Imerys SA	134,204	—	—	4,002	222,319
Johnson Matthey PLC	160,598	—	—	4,869	263,686
Lonmin PLC	101,515	33,530	—	—	248,594
Minerals Technologies Inc.	50,534	4,662	9,769	214	62,757
Nevsun Resources Ltd.	—	22,862	—	—	23,954
Panoramic Resources Ltd.	—	22,120	—	340	40,450
Petropavlovsk PLC[4]	55,203	48,811	—	—	201,777
Resolute Mining Ltd.	—	17,425	—	—	19,113
Sherritt International Corp.	NA3	20,756	—	1,036	97,970
St Barbara Ltd.	23,056	4,034	—	—	36,442
	937,148			13,583	1,758,991

1 Not applicable — At October 31, 2009, the security was still held but the issuer was no longer an affiliated company of the fund.
2 Includes Harry Winston Diamond Corp. Private Placement shares that were converted to common shares during the period.

Precious Metals and Mining Fund

3 Not applicable — At January 31, 2009, the issuer was not an affiliated company of the fund.
4 Effective September 2009, Petropavlovsk PLC changed its name from Peter Hambro Mining PLC.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – North America	890,547	—	—
Common Stocks – Other	354,335	2,142,159	100
Precious Metals	2,647	—	—
Temporary Cash Investments	28,574	—	—
Total	1,276,103	2,142,159	100

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended October 31, 2009:

Investments in
Common Stocks – Other
($000)
Amount Valued Based on Level 3 Inputs
Balance as of January 31, 2009	2,646
Transfers in to Level 3	89
Transfers out of Level 3	(3,549)
Change in Unrealized Appreciation (Depreciation)	914
Balance as of October 31, 2009	100

Vanguard Health Care Fund

Schedule of Investments
As of October 31, 2009

			Market
			Value
		Shares	($000)
Common Stocks (91.2%)
United States (66.4%)
Biotechnology (7.3%)
*	Amgen Inc.	8,838,455	474,890
*,1 Cephalon Inc.		5,121,605	279,537
*	Genzyme Corp.	5,369,340	271,689
*,1 OSI Pharmaceuticals Inc.		3,612,000	116,379
*	Biogen Idec Inc.	2,370,000	99,848
*	Vertex Pharmaceuticals Inc.	1,593,800	53,488
*	Gilead Sciences Inc.	700,000	29,785
*	Amylin Pharmaceuticals Inc.	1,957,200	21,607
*	Onyx Pharmaceuticals Inc.	807,200	21,472
*	Cubist Pharmaceuticals Inc.	567,842	9,619
*	United Therapeutics Corp.	222,000	9,444
			1,387,758
Chemicals (1.0%)
	Sigma-Aldrich Corp.	3,480,000	180,716

Food & Staples Retailing (2.3%)
	Walgreen Co.	11,300,000	427,479

Health Care Equipment & Supplies (7.7%)
*	St Jude Medical Inc.	8,910,900	303,683
	Medtronic Inc.	7,314,900	261,142
	Becton Dickinson and Co.	3,402,500	232,595
	Beckman Coulter Inc.	2,511,784	161,583
	Baxter International Inc.	2,700,000	145,962
	DENTSPLY International Inc.	2,485,400	81,919
*	CareFusion Corp.	3,268,354	73,113
*	Hospira Inc.	1,395,070	62,276
	Covidien PLC	1,150,000	48,438
*	Boston Scientific Corp.	5,000,000	40,600
*	Zimmer Holdings Inc.	500,000	26,285
	STERIS Corp.	803,083	23,498
			1,461,094
Health Care Providers & Services (17.5%)
	McKesson Corp.	11,189,900	657,183
	UnitedHealth Group Inc.	19,085,100	495,258
	Quest Diagnostics Inc.	5,785,400	323,578
*	WellPoint Inc.	6,602,400	308,728
*	Humana Inc.	8,094,800	304,203
	CIGNA Corp.	8,210,600	228,583
*	Laboratory Corp. of America Holdings	2,731,360	188,164
	Cardinal Health Inc.	6,536,708	185,250
*,1 Coventry Health Care Inc.		8,957,500	177,627
	Universal Health Services Inc. Class B	2,160,400	120,226
*,1 Health Management Associates Inc. Class A		15,756,900	96,117
	Owens & Minor Inc.	2,000,000	81,780
*	Health Net Inc.	4,663,458	69,532
	Aetna Inc.	2,050,000	53,362

* DaVita Inc.	304,600	16,153
* WellCare Health Plans Inc.	449,000	11,732
		3,317,476
Health Care Technology (2.0%)
* Cerner Corp.	3,150,000	239,526
IMS Health Inc.	8,547,400	140,092
		379,618
Household Products (0.1%)
* Energizer Holdings Inc.	387,300	23,575

Life Sciences Tools & Services (0.2%)
*,1 Parexel International Corp.	3,140,400	39,318

Machinery (0.4%)
Pall Corp.	2,104,600	66,800

Pharmaceuticals (27.9%)
Schering-Plough Corp.	50,041,700	1,411,176
*,1 Forest Laboratories Inc.	30,133,000	833,780
Pfizer Inc.	43,259,788	736,714
Eli Lilly & Co.	19,879,900	676,116
Abbott Laboratories	13,300,000	672,581
Bristol-Myers Squibb Co.	16,490,000	359,482
Merck & Co. Inc.	9,271,200	286,758
Perrigo Co.	3,975,000	147,830
Johnson & Johnson	1,700,000	100,385
* Watson Pharmaceuticals Inc.	2,100,000	72,282
		5,297,104
Total United States		12,580,938
International (24.8%)
Belgium (0.4%)
UCB SA	1,644,146	70,189

Denmark (0.3%)
Novo Nordisk A/S Class B	800,000	49,701

France (3.0%)
Sanofi-Aventis SA	6,926,233	507,708
Ipsen SA	1,400,000	71,332
		579,040
Germany (0.7%)
Bayer AG	1,494,656	103,700
Fresenius Medical Care AG & Co. KGaA	611,950	29,698
		133,398
Ireland (0.2%)
* Elan Corp. PLC ADR	8,262,700	45,032

Japan (10.1%)
Astellas Pharma Inc.	14,265,700	525,318
Takeda Pharmaceutical Co. Ltd.	9,649,900	385,934
Eisai Co. Ltd.	8,993,700	319,369
Daiichi Sankyo Co. Ltd.	12,251,500	239,342
Shionogi & Co. Ltd.	9,876,000	213,041
Mitsubishi Tanabe Pharma Corp.	6,850,000	87,452
Chugai Pharmaceutical Co. Ltd.	4,101,800	80,245

Ono Pharmaceutical Co. Ltd.			960,000	45,579
Terumo Corp.			200,000	10,527
				1,906,807
Switzerland (6.2%)
Roche Holdings AG			3,968,977	635,683
Novartis AG			9,019,880	469,702
Roche Holding AG (Bearer)			429,320	71,255
				1,176,640
United Kingdom (3.9%)
AstraZeneca PLC			14,881,500	668,054
GlaxoSmithKline PLC ADR			1,942,381	79,949
				748,003
Total International				4,708,810
Total Common Stocks (Cost $13,602,737)				17,289,748
Temporary Cash Investments (8.9%)
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Commercial Paper (1.0%)
General Electric Capital Corp.	0.210%	1/19/10	200,000	199,861

Repurchase Agreements (7.9%)
Banc of America Securities, LLC (Dated
10/30/09, Repurchase Value $863,606,000,
collateralized by Federal National Mortgage
Assn. 5.500%-6.000%, 5/1/37-6/1/38)	0.080%	11/2/09	863,600	863,600
Barclays Capital Inc. (Dated 10/30/09,
Repurchase Value $628,104,000,
collateralized by U.S. Treasury Bond
7.625%,2/15/25, U.S. Treasury Note
3.250%, 6/30/16, and U.S. Treasury
STRIPS 0.000%, 5/15/21)	0.070%	11/2/09	628,100	628,100
				1,491,700
Total Temporary Cash Investments (Cost $1,530,612)				1,691,561
Total Investments (100.1%) (Cost $15,133,349)				18,981,309
Other Assets and Liabilities-Net (-0.1%)				(19,615)
Net Assets (100%)				18,961,694

* Non-income-producing security.

1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

ADR—American Depositary Receipt.

Health Care Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Jan. 31, 2009		from		Oct. 31, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	At Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)

Cephalon Inc.	NA1	203,554	12,859	—	279,537

Coventry Health Care Inc.	142,015	—	8,055	—	177,627

Forest Laboratories Inc.	754,530	—	—	—	833,780
Health Management Associates Inc.
Class A	25,053	—	—	—	96,117

OSI Pharmaceuticals Inc.	123,888	5,044	1,752	—	116,379

Parexel International Corp.	31,059	—	—-	—	39,318
	1,076,545				1,542,758

1	Not applicable — At January 31, 2009, the issuer was not an affiliated company of the fund.

Health Care Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – U.S.	12,580,938	—	—
Common Stocks - International	124,980	4,583,830	—
Temporary Cash Investments	—	1,691,561	—
Total	12,705,918	6,275,391	—

At October 31, 2009, the cost of investment securities for tax purposes was $15,133,349,000. Net unrealized appreciation of investment securities for tax purposes was $3,847,960,000, consisting of unrealized gains of $5,172,808,000 on securities that had risen in value since their purchase and $1,324,848,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Fund

Schedule of Investments
As of October 31, 2009

			Market
			Value
		Shares	($000)
Common Stocks (93.6%)[1]
United States (55.7%)
Energy Equipment & Services (13.3%)
	Halliburton Co.	13,115,232	383,096
	Baker Hughes Inc.	9,052,400	380,834
	Schlumberger Ltd.	5,641,764	350,918
*	Weatherford International Ltd.	15,520,900	272,081
*	National Oilwell Varco Inc.	924,376	37,890
	Noble Corp.	70,472	2,871
	Diamond Offshore Drilling Inc.	24,500	2,334
*	Pride International Inc.	70,500	2,084
*	Transocean Ltd.	17,506	1,469
	Rowan Cos. Inc.	22,400	521
			1,434,098
Exchange-Traded Fund (0.5%)
2	Vanguard Energy ETF	663,000	53,842

Gas Utilities (2.6%)
	Questar Corp.	3,589,918	143,022
	EQT Corp.	3,224,400	134,974
			277,996
Oil, Gas & Consumable Fuels (39.3%)
	Exxon Mobil Corp.	12,627,298	904,998
	Chevron Corp.	5,638,635	431,581
	Occidental Petroleum Corp.	5,357,701	406,542
	EOG Resources Inc.	4,718,536	385,316
	ConocoPhillips	4,385,909	220,085
	Hess Corp.	3,839,289	210,163
	Noble Energy Inc.	3,114,600	204,411
	Consol Energy Inc.	4,478,400	191,720
	Cabot Oil & Gas Corp.	4,881,100	187,776
	Marathon Oil Corp.	5,094,891	162,884
	Devon Energy Corp.	2,339,407	151,383
	Anadarko Petroleum Corp.	2,109,360	128,523
	Peabody Energy Corp.	2,775,900	109,898
	Valero Energy Corp.	5,922,042	107,189
	Chesapeake Energy Corp.	4,147,437	101,612
*	Ultra Petroleum Corp.	1,487,436	72,215
*	Newfield Exploration Co.	1,663,003	68,216
	XTO Energy Inc.	1,405,845	58,427
*	Encore Acquisition Co.	900,907	33,397
*,^ Quicksilver Resources Inc.		2,144,073	26,158
	Williams Cos. Inc.	1,328,200	25,037
*	Denbury Resources Inc.	1,599,602	23,354
*	Forest Oil Corp.	709,045	13,897
*	Plains Exploration & Production Co.	343,225	9,095
	Apache Corp.	52,470	4,939
	Murphy Oil Corp.	45,100	2,757
	Cimarex Energy Co.	43,900	1,719

* Southwestern Energy Co.	2,100	92
		4,243,384
Total United States		6,009,320
International (37.9%)
Australia (3.3%)
BHP Billiton Ltd. ADR	5,325,200	349,226
Woodside Petroleum Ltd.	18,566	779
		350,005
Austria (0.9%)
OMV AG	2,453,704	101,114

Brazil (2.6%)
Petroleo Brasileiro SA ADR	5,717,000	264,240
Petroleo Brasileiro SA Pfd.	383,420	7,600
Petroleo Brasileiro SA	282,242	6,489
		278,329
Canada (12.3%)
Suncor Energy Inc. (New York Shares)	12,354,912	407,959
Canadian Natural Resources Ltd. (New York Shares)	5,357,359	346,460
EnCana Corp. (New York Shares)	4,874,800	270,015
Canadian Oil Sands Trust	5,256,875	141,764
Husky Energy Inc.	3,499,900	92,184
^ Crescent Point Energy Corp.	807,900	27,476
^ Penn West Energy Trust	1,302,637	21,428
EnCana Corp.	109,339	6,063
Canadian Natural Resources Ltd.	82,939	5,382
Suncor Energy Inc.	125,584	4,169
Cameco Corp.	92,200	2,570
Nexen Inc.	113,500	2,442
TransCanada Corp.	21,096	647
Talisman Energy Inc.	29,073	496
		1,329,055
China (1.2%)
PetroChina Co. Ltd. ADR	948,800	113,894
CNOOC Ltd.	3,019,717	4,522
PetroChina Co. Ltd.	3,578,000	4,305
China Petroleum & Chemical Corp.	3,452,000	2,928
China Shenhua Energy Co. Ltd.	436,000	1,956
Yanzhou Coal Mining Co. Ltd.	1,254,000	1,939
Cnpc Hong Kong Ltd.	340,000	359
		129,903
France (2.7%)
Total SA ADR	4,581,900	275,235
Total SA	208,514	12,477
Technip SA	34,188	2,145
		289,857
India (1.3%)
Reliance Industries Ltd.	3,282,270	132,793
Oil & Natural Gas Corp. Ltd.	90,530	2,157
Bharat Petroleum Corp. Ltd.	144,347	1,569
		136,519
Italy (1.8%)
ENI SPA ADR	3,736,250	185,243
ENI SPA	345,908	8,567

Saipem SPA	81,051	2,392
		196,202
Japan (0.0%)
Idemitsu Kosan Co. Ltd.	19,600	1,437

Malaysia (0.0%)
Petronas Dagangan Bhd.	632,900	1,646

Netherlands (0.0%)
Fugro NV	32,417	1,806

Norway (0.1%)
StatoilHydro ASA	191,560	4,514
* Seadrill Ltd.	105,500	2,191
		6,705
Russia (2.2%)
Gazprom OAO ADR (U.S Lines)	9,203,433	220,717
Gazprom OAO ADR (London Shares)	259,378	6,220
Lukoil OAO ADR	80,669	4,680
Rosneft Oil Co. GDR	351,744	2,675
Surgutneftegaz ADR	163,210	1,440
Surgutneftegaz	2,687,700	1,120
Gazpromneft JSC	218,711	1,116
Tatneft ADR	7,989	207
		238,175
South Africa (0.0%)
Sasol Ltd.	99,442	3,726

South Korea (0.0%)
SK Energy Co. Ltd.	21,209	1,948

Spain (0.0%)
Repsol YPF SA	138,975	3,700

Thailand (0.1%)
PTT Exploration & Production PCL (Foreign)	472,800	2,019
PTT PCL (Foreign)	284,800	2,016
Banpu PCL (Foreign)	129,600	1,666
Thai Oil PCL (Foreign)	1,194,600	1,451
PTT Aromatics & Refining PCL (Foreign)	2,083,900	1,307
		8,459
Turkey (0.0%)
Tupras Turkiye Petrol Rafine	100,548	1,727

United Kingdom (9.4%)
BP PLC ADR	6,927,800	392,252
BG Group PLC	18,588,675	319,973
Royal Dutch Shell PLC ADR	4,275,900	254,031
BP PLC	2,226,082	20,859
Royal Dutch Shell PLC Class A	320,092	9,450
Royal Dutch Shell PLC Class B	321,957	9,268
Royal Dutch Shell PLC Class A (Amsterdam Shares)	94,464	2,801
Petrofac Ltd.	114,184	1,758

Tullow Oil PLC			3,438	67
				1,010,459
Total International				4,090,772
Total Common Stocks (Cost $6,668,191)				10,100,092
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (8.0%)[1]
Money Market Fund (1.8%)
[3,4] Vanguard Market Liquidity Fund	0.225%		195,198,221	195,198

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (6.0%)
Deutsche Bank Securities, Inc.
(Dated 10/30/09, Repurchase Value
$644,804,000, collateralized by Federal
Home Loan Mortgage Corp. 5.000%-
8.000%, 1/1/17-10/1/39 and Federal
National Mortgage Assn. 4.500%-7.500%,
1/1/37-7/1/39)	0.080%		644,800	644,800

U.S. Government and Agency Obligations (0.2%)
[5,6] Federal Home Loan Bank Discount Notes	0.275%	2/19/10	500	500
[5,6] Federal Home Loan Bank Discount Notes	0.220%	3/26/10	17,000	16,991
[5,6] Freddie Mac Discount Notes	0.180%	3/16/10	3,000	2,999
				20,490
Total Temporary Cash Investments (Cost $860,481)				860,488
Total Investments (101.6%) (Cost $7,528,672)				10,960,580
Other Assets and Liabilities-Net (-1.6%)[4]				(169,666)
Net Assets (100%)				10,790,914

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $37,874,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 95.2% and 6.4%, respectively, of net assets.

2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $41,509,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6 Securities with a value of $20,490,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

Energy Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	December 2009	2,560	132,224	(5,185)
S&P 500 Index	December 2009	147	37,963	(313)
E-mini Russell 2000 Index	December 2009	59	3,315	(198)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Energy Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks – U.S.	6,009,320	—	—
Common Stocks - International	3,035,502	1,055,270	—
Temporary Cash Investments	195,198	665,290	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(4,807)	—	—
Total	9,235,221	1,720,560	—
1 Represents variation margin on the last day of the reporting period.

At October 31, 2009, the cost of investment securities for tax purposes was $7,528,672,000. Net unrealized appreciation of investment securities for tax purposes was $3,431,908,000, consisting of unrealized gains of $3,729,033,000 on securities that had risen in value since their purchase and $297,125,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments
As of October 31, 2009

		Market
		Value
	Shares	($000)
Real Estate Investment Trusts (99.3%)[1]
Diversified REITs (8.8%)
Vornado Realty Trust	7,727,065	460,224
Liberty Property Trust	5,012,034	147,203
Washington Real Estate Investment Trust	2,838,311	75,783
PS Business Parks Inc.	930,948	45,589
Colonial Properties Trust	2,995,572	31,543
Cousins Properties Inc.	4,077,030	29,844
Investors Real Estate Trust	3,498,012	29,278
CapLease Inc.	2,333,175	8,003
* Gramercy Capital Corp.	2,063,985	6,481
Winthrop Realty Trust	654,899	5,868
		839,816
Industrial REITs (5.7%)
ProLogis	21,566,165	244,345
AMB Property Corp.	7,124,410	156,594
EastGroup Properties Inc.	1,228,276	45,213
DCT Industrial Trust Inc.	9,771,132	44,263
* DuPont Fabros Technology Inc.	1,958,461	29,534
First Potomac Realty Trust	1,336,955	15,174
First Industrial Realty Trust Inc.	2,708,297	11,781
		546,904
Office REITs (17.0%)
Boston Properties Inc.	6,640,398	403,537
Digital Realty Trust Inc.	3,523,172	159,001
SL Green Realty Corp.	3,618,701	140,261
Duke Realty Corp.	10,905,951	122,583
Mack-Cali Realty Corp.	3,738,645	115,711
^ Alexandria Real Estate Equities Inc.	2,116,150	114,632
Highwoods Properties Inc.	3,406,892	93,757
Corporate Office Properties Trust SBI	2,795,545	92,784
HRPT Properties Trust	10,898,972	76,620
BioMed Realty Trust Inc.	4,776,655	64,819
Brandywine Realty Trust	6,008,566	57,442
Kilroy Realty Corp.	2,038,232	56,296
Douglas Emmett Inc.	4,728,286	55,794
Franklin Street Properties Corp.	3,441,676	37,101
Lexington Realty Trust	4,443,901	18,620
Parkway Properties Inc.	1,053,716	18,598
		1,627,556
Residential REITs (15.0%)
Equity Residential	13,342,886	385,343
AvalonBay Communities Inc.	3,892,151	267,702
Camden Property Trust	3,183,154	115,389
UDR Inc.	7,331,261	105,423
Essex Property Trust Inc.	1,337,763	100,573
Apartment Investment & Management Co.	5,705,973	70,469
BRE Properties Inc.	2,496,867	67,990
American Campus Communities Inc.	2,480,371	67,020
Equity Lifestyle Properties Inc.	1,384,601	64,315

	Home Properties Inc.	1,603,360	62,820
	Mid-America Apartment Communities Inc.	1,375,107	60,257
	Post Properties Inc.	2,331,896	38,453
	Sun Communities Inc.	861,309	15,021
	Education Realty Trust Inc.	2,581,733	12,934
			1,433,709
Retail REITs (24.8%)
	Simon Property Group Inc.	13,775,422	935,213
	Kimco Realty Corp.	17,420,729	220,198
	Federal Realty Investment Trust	2,879,988	170,006
	Macerich Co.	4,523,020	134,786
	Regency Centers Corp.	3,899,040	130,813
^	Realty Income Corp.	5,082,969	117,823
	Weingarten Realty Investors	5,536,418	102,424
	Taubman Centers Inc.	2,588,328	78,970
	National Retail Properties Inc.	3,894,364	75,473
	Tanger Factory Outlet Centers	1,939,974	73,855
	Developers Diversified Realty Corp.	6,616,567	56,836
	CBL & Associates Properties Inc.	5,996,835	48,934
	Inland Real Estate Corp.	3,687,483	31,639
^	Equity One Inc.	2,102,567	31,370
	Acadia Realty Trust	1,835,885	29,190
	Alexander's Inc.	99,502	26,360
	Getty Realty Corp.	905,113	22,184
	Saul Centers Inc.	653,565	20,104
	Urstadt Biddle Properties Inc. Class A	935,382	13,816
^	Pennsylvania Real Estate Investment Trust	1,859,714	13,632
	Cedar Shopping Centers Inc.	2,194,466	13,320
	Ramco-Gershenson Properties Trust	1,422,250	12,573
	Kite Realty Group Trust	2,882,979	10,696
	Glimcher Realty Trust	3,150,589	8,507
	Urstadt Biddle Properties Inc.	68,059	973
			2,379,695
Specialized REITs (28.0%)
	Public Storage	6,151,933	452,782
	HCP Inc.	14,167,739	419,223
	Ventas Inc.	7,625,945	306,029
	Host Hotels & Resorts Inc.	28,864,396	291,819
	Health Care REIT Inc.	5,836,123	258,949
	Nationwide Health Properties Inc.	5,015,857	161,761
	Senior Housing Properties Trust	6,186,313	119,272
	Hospitality Properties Trust	5,950,689	114,908
	Omega Healthcare Investors Inc.	4,015,343	60,873
	Healthcare Realty Trust Inc.	2,889,858	60,196
	Entertainment Properties Trust	1,703,020	57,937
	LaSalle Hotel Properties	3,088,800	53,004
*	DiamondRock Hospitality Co.	5,260,989	40,036
	Sovran Self Storage Inc.	1,313,983	39,551
	Extra Space Storage Inc.	3,998,633	38,267
	Sunstone Hotel Investors Inc.	4,636,886	35,008
	National Health Investors Inc.	1,142,507	34,275
	Medical Properties Trust Inc.	3,905,140	31,241
	LTC Properties Inc.	1,015,693	24,123
	U-Store-It Trust	3,885,730	22,149
	Universal Health Realty Income Trust	549,006	17,431
*,2 Ashford Hospitality Trust Inc.		4,184,771	16,070
*	FelCor Lodging Trust Inc.	3,149,869	9,922

* Strategic Hotels & Resorts Inc.		3,649,766	6,460
Hersha Hospitality Trust		2,403,585	6,153
			2,677,439
Total Real Estate Investment Trusts (Cost $11,815,775)			9,505,119
	Coupon
Temporary Cash Investment (1.4%)[1]
Money Market Fund (1.4%)
[3,4] Vanguard Market Liquidity Fund (Cost
$129,321)	0.225%	129,321,197	129,321

Total Investments (100.7%) (Cost $11,945,096)			9,634,440
Other Assets and Liabilities-Net (-0.7%)[4]			(63,477)
Net Assets (100%)			9,570,963

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $56,874,000.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $59,762,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

REIT Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At October 31, 2009, the cost of investment securities for tax purposes was $11,945,096,000. Net unrealized depreciation of investment securities for tax purposes was $2,310,656,000, consisting of unrealized gains of $205,612,000 on securities that had risen in value since their purchase and $2,516,268,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified REIT index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At October 31, 2009, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MSCI US REIT Total Return
Swap Gross Index	6/29/10	GSI	51,326	0.004%	12,409

GSI—Goldman Sachs International.
Based on one-month London Inter-Bank Offered Rate (LIBOR) as of the most recent payment date. The contract provides for the payment of
1 interest based on LIBOR less a fixed interest rate spread. If the spread is greater than LIBOR, the result is net interest received by the fund.

REIT Index Fund

The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company.

Transactions during the period in securities of this company were as follows:

			Current Period Transactions
			Proceeds
	Jan. 31, 2009		from		Oct. 31, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	At Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Ashford Hospitality Trust Inc.	6,633	3,986	3,971	—	16,070

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	9,505,119	—	—
Temporary Cash Investments	129,321	—	—
Swap Contracts—Assets	—	12,409	—
Total	9,634,440	12,409	—

Vanguard Dividend Growth Fund

Schedule of Investments
As of October 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (95.8%)
Consumer Discretionary (8.6%)
Staples Inc.	2,435,600	52,852
NIKE Inc. Class B	700,900	43,582
Walt Disney Co.	1,530,300	41,884
McDonald's Corp.	706,400	41,402
Lowe's Cos. Inc.	1,186,800	23,226
		202,946
Consumer Staples (15.6%)
Wal-Mart Stores Inc.	1,152,600	57,261
Sysco Corp.	2,085,700	55,167
Procter & Gamble Co.	923,000	53,534
PepsiCo Inc./NC	870,900	52,733
Walgreen Co.	990,800	37,482
Colgate-Palmolive Co.	474,300	37,294
Kimberly-Clark Corp.	604,000	36,941
Coca-Cola Co.	686,500	36,597
		367,009
Energy (13.4%)
Exxon Mobil Corp.	904,600	64,833
Total SA ADR	964,600	57,944
BG Group PLC	3,221,469	55,452
Chevron Corp.	696,900	53,341
Schlumberger Ltd.	806,100	50,139
BP PLC ADR	628,300	35,574
		317,283
Financials (8.7%)
ACE Ltd.	962,300	49,424
Chubb Corp.	887,500	43,061
Wells Fargo & Co.	1,491,500	41,046
Marsh & McLennan Cos. Inc.	1,737,300	40,757
JPMorgan Chase & Co.	749,500	31,307
		205,595
Health Care (16.5%)
Cardinal Health Inc.	2,150,400	60,942
Johnson & Johnson	1,022,600	60,385
Medtronic Inc.	1,417,000	50,587
Pfizer Inc.	2,943,000	50,119
AstraZeneca PLC ADR	995,300	44,699
Eli Lilly & Co.	1,309,500	44,536
Abbott Laboratories	842,600	42,610
Merck & Co. Inc.	1,110,300	34,342
		388,220
Industrials (14.3%)
United Parcel Service Inc. Class B	1,173,200	62,977
General Dynamics Corp.	791,400	49,621
Honeywell International Inc.	1,251,900	44,931
Lockheed Martin Corp.	632,300	43,496
United Technologies Corp.	660,500	40,588

Emerson Electric Co.			1,043,800	39,403
Illinois Tool Works Inc.			774,100	35,547
Burlington Northern Santa Fe Corp.			287,400	21,647
				338,210
Information Technology (13.1%)
Automatic Data Processing Inc.			2,011,500	80,058
Accenture PLC Class A			1,551,500	57,530
Microsoft Corp.			2,025,300	56,161
International Business Machines Corp.			344,700	41,574
Paychex Inc.			1,316,500	37,402
Linear Technology Corp.			1,381,100	35,743
				308,468
Materials (1.8%)
Praxair Inc.			538,700	42,794

Telecommunication Services (2.1%)
AT&T Inc.			1,912,700	49,099

Utilities (1.7%)
Dominion Resources Inc.			1,206,500	41,130

Total Common Stocks (Cost $2,136,108)				2,260,754
Temporary Cash Investment (5.1%)
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (5.1%)
Credit Suisse Securities (USA) LLC
(Dated 10/30/09, Repurchase Value
$120,801,000, collateralized by Federal
Home Loan Mortgage Corp. 5.000%,
8/1/35) (Cost $120,800)	0.080%	11/2/09	120,800	120,800

Total Investments (100.9%) (Cost $2,256,908)				2,381,554
Other Assets and Liabilities-Net (-0.9%)				(21,512)
Net Assets (100%)				2,360,042
ADR—American Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields,

Dividend Growth Fund

maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Covered Call Options Written: The fund may write covered call options on security holdings that are considered to be attractive long-term investments but are believed to be overvalued in the short-term. When the fund writes options, the premium received by the fund is recorded as an asset with an equal liability that is marked-to-market to reflect the current market value of the options written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. Options are valued at their latest quoted sales prices. Options not traded on the valuation date are valued at the latest quoted asked prices.

Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

At October 31, 2009, the cost of investment securities for tax purposes was $2,256,908,000. Net unrealized appreciation of investment securities for tax purposes was $124,646,000, consisting of unrealized gains of $201,304,000 on securities that had risen in value since their purchase and $76,658,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,205,302	55,452	—
Temporary Cash Investments	—	120,800	—
Total	2,205,302	176,252	—

Dividend Growth Fund

The following table summarizes the fund's covered call options written during the period ended October 31, 2009:

	Number of	Premiums
	Contracts	Received
Covered Call Options	Written	($000)
Balance at January 31, 2009	—	—
Options Written	11,913	1,879
Options Expired	11,913	1,879
Options Closed	—	—
Options Exercised	—	—
Options Open at October 31, 2009	—	—

Vanguard Dividend Appreciation Index Fund

Schedule of Investments
As of October 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (11.3%)
McDonald's Corp.	1,168,977	68,514
Target Corp.	743,194	35,993
Lowe's Cos. Inc.	1,583,288	30,985
Johnson Controls Inc.	881,625	21,088
TJX Cos. Inc.	409,782	15,305
McGraw-Hill Cos. Inc.	320,379	9,221
Sherwin-Williams Co.	140,555	8,017
VF Corp.	102,979	7,316
H&R Block Inc.	357,450	6,556
Genuine Parts Co.	182,071	6,371
Fortune Brands Inc.	162,784	6,340
Ross Stores Inc.	123,915	5,453
Family Dollar Stores Inc.	128,808	3,645
John Wiley & Sons Inc. Class A	47,900	1,687
Wolverine World Wide Inc.	53,827	1,377
Matthews International Corp. Class A	28,100	1,032
Cato Corp. Class A	27,454	541
Weyco Group Inc.	12,144	271
		229,712
Consumer Staples (24.9%)
Coca-Cola Co.	1,629,277	86,857
PepsiCo Inc.	1,373,227	83,149
Wal-Mart Stores Inc.	1,466,485	72,855
Procter & Gamble Co.	1,228,320	71,243
Colgate-Palmolive Co.	540,984	42,538
Walgreen Co.	873,407	33,041
Kimberly-Clark Corp.	417,585	25,539
Archer-Daniels-Midland Co.	657,292	19,798
Sysco Corp.	576,107	15,238
Avon Products Inc.	475,043	15,225
Clorox Co.	154,475	9,149
JM Smucker Co.	115,050	6,067
Hershey Co.	154,565	5,841
Brown-Forman Corp. Class B	101,499	4,954
Hormel Foods Corp.	134,176	4,892
McCormick & Co. Inc.	117,913	4,128
Church & Dwight Co. Inc.	71,222	4,051
Lancaster Colony Corp.	28,552	1,387
Tootsie Roll Industries Inc.	37,825	938
		506,890
Energy (7.1%)
Chevron Corp.	968,438	74,124
Exxon Mobil Corp.	901,772	64,630
Helmerich & Payne Inc.	96,328	3,662
Holly Corp.	38,147	1,107
		143,523
Financials (14.9%)
Wells Fargo & Co.	3,659,087	100,698

Aflac Inc.	851,293	35,320
State Street Corp.	737,082	30,943
Franklin Resources Inc.	272,444	28,506
Chubb Corp.	404,094	19,607
T Rowe Price Group Inc.	273,283	13,317
Northern Trust Corp.	202,832	10,192
Legg Mason Inc.	194,525	5,663
SEI Investments Co.	213,731	3,734
Transatlantic Holdings Inc.	73,454	3,709
Commerce Bancshares Inc.	89,032	3,415
Eaton Vance Corp.	115,952	3,292
HCC Insurance Holdings Inc.	122,968	3,245
Cullen/Frost Bankers Inc.	63,828	2,986
Brown & Brown Inc.	147,092	2,702
Valley National Bancorp	199,405	2,648
First Niagara Financial Group Inc.	205,358	2,637
Bank of Hawaii Corp.	56,308	2,500
City National Corp.	65,455	2,466
Wesco Financial Corp.	6,823	2,238
Bancorpsouth Inc.	92,774	2,095
UMB Financial Corp.	47,662	1,895
Westamerica Bancorporation	31,301	1,496
First Financial Bankshares Inc.	24,057	1,166
United Bankshares Inc.	64,325	1,148
RLI Corp.	22,638	1,132
Trustmark Corp.	58,903	1,116
Harleysville Group Inc.	33,067	1,036
Glacier Bancorp Inc.	75,065	983
State Auto Financial Corp.	50,588	823
Bancfirst Corp.	21,613	780
Community Bank System Inc.	40,535	754
Iberiabank Corp.	16,277	705
Chemical Financial Corp.	25,869	568
S&T Bancorp Inc.	35,079	552
Sterling Bancshares Inc.	86,988	485
Bank of the Ozarks Inc.	21,215	483
Flushing Financial Corp.	42,031	472
Simmons First National Corp. Class A	15,383	450
Tompkins Financial Corp.	10,210	443
WesBanco Inc.	30,789	436
Republic Bancorp Inc. Class A	23,420	431
1st Source Corp.	28,397	421
Community Trust Bancorp Inc.	17,088	421
First Financial Corp.	14,988	416
Renasant Corp.	27,274	399
Southside Bancshares Inc.	17,796	370
SY Bancorp Inc.	14,671	328
Capital City Bank Group Inc.	26,744	314
WSFS Financial Corp.	10,954	302
Heartland Financial USA Inc.	22,284	286
Lakeland Financial Corp.	13,367	275
Arrow Financial Corp.	10,809	275
Washington Trust Bancorp Inc.	17,724	266
Sandy Spring Bancorp Inc.	22,341	258
First Busey Corp.	59,494	230
First Community Bancshares Inc.	17,937	209
Southwest Bancorp Inc.	17,018	167

MainSource Financial Group Inc.	25,464	148
		304,352
Health Care (11.7%)
Johnson & Johnson	1,220,332	72,060
Abbott Laboratories	1,300,200	65,751
Medtronic Inc.	1,015,873	36,267
Stryker Corp.	372,427	17,132
Becton Dickinson and Co.	234,974	16,063
Cardinal Health Inc.	315,080	8,929
CR Bard Inc.	97,083	7,288
DENTSPLY International Inc.	146,977	4,844
Beckman Coulter Inc.	61,319	3,945
Teleflex Inc.	37,260	1,854
Owens & Minor Inc.	38,338	1,568
West Pharmaceutical Services Inc.	35,958	1,419
Meridian Bioscience Inc.	47,331	1,050
		238,170
Industrials (16.6%)
United Technologies Corp.	1,004,153	61,705
3M Co.	718,301	52,845
Caterpillar Inc.	815,263	44,888
Emerson Electric Co.	795,614	30,034
Illinois Tool Works Inc.	512,614	23,539
General Dynamics Corp.	373,537	23,421
Danaher Corp.	312,935	21,352
CH Robinson Worldwide Inc.	200,777	11,065
Parker Hannifin Corp.	163,811	8,676
Expeditors International of Washington Inc.	234,418	7,553
WW Grainger Inc.	79,552	7,456
Dover Corp.	190,713	7,186
Fastenal Co.	144,541	4,987
Roper Industries Inc.	89,117	4,505
Cintas Corp.	145,744	4,036
Stanley Works	77,047	3,485
Donaldson Co. Inc.	80,232	2,862
Pentair Inc.	94,022	2,736
Harsco Corp.	81,049	2,552
Carlisle Cos. Inc.	64,101	1,990
Nordson Corp.	32,716	1,726
CLARCOR Inc.	52,862	1,556
Brady Corp. Class A	51,948	1,407
ABM Industries Inc.	58,860	1,105
Mine Safety Appliances Co.	40,359	1,029
AO Smith Corp.	21,553	854
Universal Forest Products Inc.	21,228	757
Badger Meter Inc.	17,026	635
Franklin Electric Co. Inc.	22,555	615
Tennant Co.	18,719	499
Raven Industries Inc.	18,125	448
Gorman-Rupp Co.	18,032	445
McGrath RentCorp	21,953	434
Courier Corp.	12,742	189
		338,572
Information Technology (6.5%)
International Business Machines Corp.	753,672	90,901
Automatic Data Processing Inc.	532,587	21,197
Paychex Inc.	374,558	10,641

Linear Technology Corp.	198,501	5,137
Diebold Inc.	73,158	2,212
Jack Henry & Associates Inc.	87,506	2,019
		132,107
Materials (4.6%)
Praxair Inc.	285,657	22,693
Air Products & Chemicals Inc.	187,698	14,477
Nucor Corp.	325,100	12,955
Ecolab Inc.	235,082	10,334
Vulcan Materials Co.	158,377	7,290
Sigma-Aldrich Corp.	139,076	7,222
Martin Marietta Materials Inc.	51,690	4,307
Bemis Co. Inc.	109,030	2,816
Albemarle Corp.	88,380	2,791
Aptargroup Inc.	74,530	2,632
Sonoco Products Co.	95,249	2,548
Valspar Corp.	95,565	2,424
HB Fuller Co.	49,819	952
Stepan Co.	11,261	645
Myers Industries Inc.	37,489	329
		94,415
Telecommunication Services (0.0%)
Shenandoah Telecommunications Co.	24,570	410

Utilities (2.5%)
FPL Group Inc.	398,994	19,591
Questar Corp.	157,149	6,261
MDU Resources Group Inc.	188,639	3,914
National Fuel Gas Co.	79,644	3,611
Energen Corp.	70,560	3,096
UGI Corp.	104,774	2,502
Aqua America Inc.	133,576	2,064
Piedmont Natural Gas Co. Inc.	88,550	2,061
WGL Holdings Inc.	49,488	1,636
New Jersey Resources Corp.	41,681	1,467
Northwest Natural Gas Co.	26,878	1,124
MGE Energy Inc.	22,863	801
California Water Service Group	21,797	797
American States Water Co.	17,060	566
SJW Corp.	19,547	425
Middlesex Water Co.	13,253	204
Connecticut Water Service Inc.	8,054	180
		50,300
Total Investments (100.1%) (Cost $1,941,396)		2,038,451
Other Assets and Liabilities-Net (-0.1%)		(1,538)
Net Assets (100%)		2,036,913

Dividend Appreciation Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2009, the cost of investment securities for tax purposes was $1,941,396,000. Net unrealized appreciation of investment securities for tax purposes was $97,055,000, consisting of unrealized gains of $136,034,000 on securities that had risen in value since their purchase and $38,979,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At October 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:
VANGUARD SPECIALIZED FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.